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                       SUPPLEMENT DATED MARCH 17, 2003
                     TO THE PROSPECTUS DATED MAY 1, 2002
                   OF OCC ACCUMULATION TRUST (THE "TRUST")


Effective March 14, 2003, the name of the Trust has been changed from 'OCC Accumulation Trust' to 'PIMCO Advisors VIT'.

The names of the Portfolios of the Trust are amended as follows:

OpCap Equity Portfolio (previously the Equity Portfolio)
PEA Renaissance Portfolio (previously the PIMCO Renaissance Portfolio)
PEA Large Cap Growth Portfolio (previously the Large Cap Growth Portfolio) PEA Small Cap Growth Portfolio (previously the Small Cap Growth Portfolio) PEA Science and Technology Portfolio (previously the Science and Technology
  Portfolio)
OpCap Mid Cap Portfolio (previously the Mid Cap Portfolio)
OpCap Small Cap Portfolio (previously the Small Cap Portfolio)
OpCap Global Equity Portfolio (previously the Global Equity Portfolio)
OpCap Managed Portfolio (previously the Managed Portfolio)
OpCap Balanced Portfolio (previously the Balanced Portfolio)
OpCap U.S. Government Income Portfolio (previously the U.S. Government Income
  Portfolio)